Vessel Operating and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Vessel Operating Expenses [Abstract]
Crew and related costs	$ 492,555	$ 505,119
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints	233,080	268,680
Lubricants	44,668	52,115
Insurance	61,334	68,555
Tonnage taxes	17,975	23,272
Other	52,449	37,984
Total	902,061	955,725
Voyage Expenses [Abstract]
Brokerage commissions (including commissions of $0 and $11,383, respectively, to related party)	35,435	43,762
Port & other expenses	16,787	43,557
(Gain)/loss on bunkers	12,477	(38,386)
Total	64,699	48,933
Commissions to related party	$ 11,383	$ 0